Deferred Revenue and Customer Deposits	9 Months Ended
Sep. 30, 2011
Deferred Revenue and Customer Deposits [Abstract]
Deferred Revenue and Customer Deposits [Text Block]
7.           Deferred Revenue and Customer Deposits

The Company has received deposits on production units and fees for exclusive territorial license.  We have deferred the associated revenues until such time that production order is placed and produced (recognition under percentage of completion method) or through the passage of time (recognition over the life of the license term).

	September 30,	December 31,
	2011	2010
Mexico territory license, non-refundable payment from a company for a six-month period ending February 28, 2011	$150,000	$150,000
China territory license	466,660	466,660
Phillipines, deposit on production unit	100,000	100,000
	716,660	716,660
Portion recognized	266,665	146,666
Deferred revenue and customer deposits	$449,995	$569,994

The amount recognized as revenue under licensing arrangements was $23,333, $0, $119,666 and $0 for the three and nine months ended September 30, 2011 and 2010, respectively.